UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

		   	   FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
					[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Minis & Co., Inc.
Address:	115 E. Bay Street
		Savannah, GA  31412

13F File Number:	28-1468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Russell W. Carpenter
Title:	President
Phone:	912-233-4715
Signature, Place, and Date of Signing:

	Russell W. Carpenter	Savannah, Georgia	 November 2, 2004

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ] 		13F NOTICE

[     ]		13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

				FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:		0

Form13F Information Table Entry Total:	73

Form13F Information Table Value Total:	219911

List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
General Motors 4.50% Ser A Con PFD CV           370442741      699    27500 SH       SOLE                    23900              3600
3M Company                     COM              88579y101     6628    82881 SH       SOLE                    70581             12300
Allstate Corp.                 COM              020002101     5651   117761 SH       SOLE                   100336             17425
Altria Group Inc               COM              02209s103      329     7000 SH       SOLE                                       7000
AmSouth Bancorporation         COM              032165102     3936   161302 SH       SOLE                   147384             13918
American Express Co.           COM              025816109     5356   104080 SH       SOLE                    96030              8050
American Intl. Group           COM              026874107     4246    62450 SH       SOLE                    53750              8700
Amgen Corp.                    COM              031162100     4348    76532 SH       SOLE                    66782              9750
Avon Products                  COM              054303102      205     4700 SH       SOLE                     3900               800
BP Amoco PLC Spons ADR         COM              055622104     5630    97866 SH       SOLE                    91863              6003
Bank of America Corp.          COM              060505104     5854   135110 SH       SOLE                   116136             18974
Bard (C.R.), Inc.              COM              067383109     1988    35100 SH       SOLE                    34600               500
Bell South Corp.               COM              079860102      706    26047 SH       SOLE                    23972              2075
Bristol Myers Squibb Co.       COM              110122108     1817    76765 SH       SOLE                    56915             19850
C D W Corporation              COM              12512n105     1901    32765 SH       SOLE                    28115              4650
CVS Corp.                      COM              126650100     3670    87117 SH       SOLE                    80575              6542
Caterpillar Inc.               COM              149123101      257     3200 SH       SOLE                     3200
ChevronTexaco Corp.            COM              166764100     6586   122790 SH       SOLE                   102756             20034
Citigroup Inc.                 COM              172967101      503    11412 SH       SOLE                    11412
Coca Cola Co.                  COM              191216100     3608    90082 SH       SOLE                    80132              9950
ConocoPhillips                 COM              20825c104     7668    92551 SH       SOLE                    77959             14592
Costco Wholesale Corp.         COM              22160k105     5705   137447 SH       SOLE                   118247             19200
DIRECTV Group                  COM              25459l106      419    23833 SH       SOLE                    23093               740
Disney (Walt) Co.              COM              254687106     2279   101075 SH       SOLE                    89925             11150
Dow Jones & Co.                COM              260561105      207     5100 SH       SOLE                     3100              2000
DuPont                         COM              263534109      294     6874 SH       SOLE                     6874
Emerson Electric Co.           COM              291011104     1970    31826 SH       SOLE                    28526              3300
Exxon Mobil Corp.              COM              30231G102     7492   155014 SH       SOLE                   145207              9807
Gannett Co. Inc.               COM              364730101     8214    98071 SH       SOLE                    84919             13152
General Electric Co.           COM              369604103    10503   312788 SH       SOLE                   283512             29276
Goldman Sachs Group            COM              38141g104      841     9025 SH       SOLE                     8825               200
H. J. Heinz Co.                COM              423074103      548    15220 SH       SOLE                    14570               650
Harrah's Entertainment Inc.    COM              413619107     1873    35350 SH       SOLE                    30100              5250
Hewlett Packard Co             COM              428236103     3849   205293 SH       SOLE                   184593             20700
Hilb Rogal & Hobbs Co.         COM              431294107      659    18200 SH       SOLE                    10800              7400
Home Depot Inc.                COM              437076102     6815   173843 SH       SOLE                   130818             43025
Int'l Business Machines Corp.  COM              459200101     5030    58661 SH       SOLE                    51286              7375
Intel Corp.                    COM              458140100     1481    73851 SH       SOLE                    69851              4000
JP Morgan Chase & Co           COM              46625H100      201     5052 SH       SOLE                     5052
Jefferson - Pilot              COM              475070108     1384    27873 SH       SOLE                    24678              3195
Johnson & Johnson              COM              478160104     8891   157842 SH       SOLE                   143497             14345
Kimberly - Clark               COM              494368103     4153    64292 SH       SOLE                    52842             11450
Kraft Foods Inc                COM              50075n104      411    12950 SH       SOLE                     2950             10000
Liberty Media Corp. New Com Se COM              530718105      578    66269 SH       SOLE                    57717              8552
Lowe's Cos.                    COM              548661107      281     5175 SH       SOLE                     5175
Medco Health Solutions         COM              58405u102     3908   126472 SH       SOLE                   111754             14718
Media General Inc Cl A         COM              584404107      308     5500 SH       SOLE                     5500
Medtronic, Inc.                COM              585055106     2752    53025 SH       SOLE                    47550              5475
Merck & Co. Inc.               COM              589331107     3017    91423 SH       SOLE                    84223              7200
Microsoft Corp.                COM              594918104     2310    83536 SH       SOLE                    80511              3025
Morgan Stanley                 COM              617446448     5632   114241 SH       SOLE                   109947              4294
Murphy Oil Corp.               COM              626717102     5069    58415 SH       SOLE                    47530             10885
Mylan Laboratories             COM              628530107      986    54775 SH       SOLE                    53370              1405
Pepsico Inc.                   COM              713448108     1301    26748 SH       SOLE                    23148              3600
Pfizer, Inc.                   COM              717081103     4855   158676 SH       SOLE                   148205             10471
Procter & Gamble               COM              742718109     5388    99560 SH       SOLE                    94110              5450
Royal Dutch Petroleum NLG 1.25 COM              780257804      239     4627 SH       SOLE                     4627
Schering-Plough                COM              806605101     1498    78582 SH       SOLE                    70882              7700
Schlumberger Ltd.              COM              806857108      725    10770 SH       SOLE                    10070               700
Standard & Poor's Dep. Rcpts.  COM              78462f103      447     4003 SH       SOLE                     4003
SunTrust Banks Inc.            COM              867914103     2400    34090 SH       SOLE                    25790              8300
TJX Companies Inc              COM              872540109     6084   276050 SH       SOLE                   239250             36800
Time Warner Inc.               COM              887317105     3297   204245 SH       SOLE                   187605             16640
U. S. Bancorp                  COM              902973304     2847    98500 SH       SOLE                    98500
United Parcel Service Cl B     COM              911312106     6042    79580 SH       SOLE                    67430             12150
United Technologies Corp.      COM              913017109     4886    52327 SH       SOLE                    49902              2425
Verizon Communications         COM              92343v104      511    12981 SH       SOLE                    11749              1232
Wachovia Corporation           COM              929903102     3448    73443 SH       SOLE                    61443             12000
Wal-Mart Stores                COM              931142103      383     7194 SH       SOLE                     6694               500
WellPoint Health Networks      COM              94973h108     1918    18255 SH       SOLE                    17105              1150
Wells Fargo & Co.              COM              949746101      843    14142 SH       SOLE                    13867               275
Wendy's Intl                   COM              950590109     1875    55800 SH       SOLE                    47075              8725
Wyeth                          COM              983024100     1273    34050 SH       SOLE                    29350              4700